SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF KEY FINANCIAL PERFORMANCE OF SEGMENTS

Key financial performance measures of the segments are as follows:

Year ended June 30, 2023

	Consultancy and management	Events curation	Sub-leasing	Restaurant operation	Total
	JPY’000	JPY’000	JPY’000	JPY’000	JPY’000
Revenue	2,013,747	633,399	291,136	113,656	3,051,938
Inter segment elimination	—	(38,956)	(1,188)	(156)	(40,300)

Revenue after elimination	2,013,747	594,443	289,948	113,500	3,011,638

Segment profit (loss)	503,697	(59,811)	95,134	(85,682)	453,338

Unallocated corporate expenses	—	—	—	—	(390,127)
Finance costs	—	—	—	—	(21,140)
Other income	—	—	—	—	25,663
Other expense	—	—	—	—	(16,513)
Profit before income tax expense	—	—	—	—	51,221

Other items:
Depreciation of property and equipment	—	2,092	37,118	9,566	48,776
Unallocated depreciation of property and equipment	—	—	—	—	7,402
Capital expenditures	—	—	—	92,799	92,799

Year ended June 30, 2024

	Consultancy and management	Events curation	Sub-leasing	Restaurant operation	Total
	JPY’000	JPY’000	JPY’000	JPY’000	JPY’000
Revenue	2,170,765	1,020,338	285,495	112,708	3,589,306
Inter segment elimination	—	(125,695)	(2,376)	—	(128,071)

Revenue after elimination	2,170,765	894,643	283,119	112,708	3,461,235

Segment profit (loss)	558,696	54,890	94,050	(65,781)	641,855

Unallocated corporate expenses	—	—	—	—	(493,621)
Finance costs	—	—	—	—	(21,607)
Share of loss of investments in an associate	—	—	—	—	(1,061)
Gain on disposal of a subsidiary	—	—	—	—	94,000
Other income	—	—	—	—	16,448
Other expense	—	—	—	—	(4,412)
Profit before income tax expense	—	—	—	—	231,602

Other items:
Depreciation of property and equipment	—	4,395	47,063	8,812	60,270
Unallocated depreciation of property and equipment	—	—	—	—	6,340
Investments in an associate	—	2,939	—	—	2,939
Capital expenditures	—	—	—	98,489	98,489

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Year ended June 30, 2025

	Consultancy and management	Events curation	Sub-leasing	Restaurant operation	Total	Total
	JPY’000	JPY’000	JPY’000	JPY’000	JPY’000	US$’000
Revenue	2,553,139	968,082	69,722	92,478	3,683,421	25,549
Inter segment elimination	(72,837)	(69,286)	(2,376)	—	(144,499)	(1,002)

Revenue after elimination	2,480,302	898,796	67,346	92,478	3,538,922	24,547

Segment profit (loss)	591,537	(14,643)	23,665	(29,903)	570,656	3,958

Unallocated corporate expenses	—	—	—	—	(644,707)	(4,472)
Finance income	—	—	—	—	180	1
Finance cost	—	—	—	—	(21,965)	(152)
Share of profit of investments in an associate	—	—	—	—	13,963	97
Other income	—	—	—	—	182,391	1,265
Other expense	—	—	—	—	(51,293)	(356)
Profit before income tax expense	—	—	—	—	49,225	341

Other items:
Depreciation of property and equipment	47,302	7,227	246	7,346	62,121	431
Unallocated depreciation of property and equipment	—	—	—	—	7,632	53
Capital expenditures	—	—	—	46,077	46,077	320